SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	Oct. 21, 2022	May 12, 2021	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split conversion ratio	0.01	0.064
Cash and cash equivalents in bank deposit			$ 250,000	$ 250,000
Subsequent Events
Summary Of Significant Accounting Policies [Line Items]
Reverse stock split conversion ratio	0.01